Revenue - Contract Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in Contract with Customer, Asset
Balance, beginning of year	$ 58.8	$ 0.0
Additions	32.3	130.1
Transfers to held for sale	0.0	(72.2)
Transfers to accounts receivable	0.0	(3.7)
Foreign exchange translation	(2.5)	4.6
Balance, end of year	88.6	58.8
Change in Contract with Customer, Liability
Balance, beginning of year	2.2	0.0
Additions	1.9	2.6
Revenue recognized from contract liabilities	(2.2)	(0.5)
Foreign exchange translation	(0.2)	0.1
Balance, end of year	$ 1.7	$ 2.2